Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Provided By (Used In): Operating Activities
Net income	$ 2,653,461	$ 1,503,531	$ 378,087
Adjustments for non-cash items:
Depreciation and depletion	2,572,047	1,341,577	1,049,255
Deferred income tax expense (recovery)	(140,315)	1,005,208	(882,365)
Share-based payments	2,018,363	1,218,703	31,926
Accretion of reclamation provision	248,267	214,787	107,090
Unrealized gain on long-term investments	5,002	(2,142)	(43,154)
Foreign exchange loss (gain)	126,810	(440,739)	(605,955)
Fair value adjustment on warrant liability	(563,466)	(8,197)	(187,463)
Cash flows from (used in) operations before changes in working capital	6,910,165	4,837,012	(66,271)
Net change in non-cash working capital items	(9,077,103)	(1,098,070)	(2,101,273)
Cash flows from (used in) operations	(2,166,938)	3,738,942	(2,167,544)
Financing Activities
Shares and units issued for cash, net of issuance costs	39,912	22,791,185	1,864,179
Finance lease payments	(1,581,264)	(1,531,708)	(1,216,497)
Equipment loan payments	(846,967)	(587,175)	(75,120)
Term facility proceeds (payments)	(666,667)	(666,666)	10,000,000
Cash flows from (used in) financing activities	(3,054,986)	20,005,636	10,572,562
Investing Activities
Exploration and evaluation expenditures	(5,526,937)	(8,312,934)	(19,628,309)
Additions to plant, equipment and mining properties	(6,608,168)	(3,682,938)	(3,375,181)
Redemption (purchase) of short-term investments	9,000,000	(10,000,000)
Recovery of exploration costs from concentrate proceeds		4,587,005	16,094,867
Cash flows from (used in) investing activities	(3,135,105)	(17,408,867)	(6,908,623)
Change in cash	(8,357,029)	6,335,711	1,496,395
Effect of exchange rate changes on cash	(3,157)	42,898	241,414
Cash, Beginning of the year	11,779,718	5,401,109	3,663,300
Cash, End of the year	$ 3,419,532	$ 11,779,718	$ 5,401,109